Pay vs Performance Disclosure - USD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2023
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ 81,133	$ (4,947)	$ 65,349	$ (5,966)